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                                                          RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS


                    PROSPECTUS SUPPLEMENT -- NOV. 16, 2006*

RiverSource(SM) Disciplined Small Cap Value Fund (9/29/06)          S-6397-99 C

Effective Nov. 10, 2006, the Portfolio Manager subsection of the Investment Manager section has been revised to remove the information for Jonathan Calvert and to add the following:

Steve E. Kokkotos, Portfolio Manager
o  Managed the Fund since 2006.
o  Joined RiverSource Investments in 2002.
o Manager, Information Technology, Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, 1999 to 2002.
o  Began investment career in 1999.
o  Ph.D., National Technical University of Athens, Greece.

The rest of the section remains the same.




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S-6397-1 A (11/06)
Valid until next update
*Destroy Sept. 29, 2007